Average Annual Total Returns - Pinnacle Value Fund	1 Year	5 Years	10 Years	After Taxes on Distributions 1 Year		After Taxes on Distributions 5 Years		After Taxes on Distributions 10 Years		After Taxes on Distributions and Sales 1 Year		After Taxes on Distributions and Sales 5 Years		After Taxes on Distributions and Sales 10 Years		Russell 2000 Index 1 Year		Russell 2000 Index 5 Years		Russell 2000 Index 10 Years
Total	10.70%	10.70%	5.90%	7.10%	[1]	8.50%	[1]	4.20%	[1]	8.20%	[1]	8.00%	[1]	4.30%	[1]	11.50%	[2]	7.40%	[2]	7.80%	[2]

[1]	After tax returns are calculated using the highest individual federal income tax rates in effect and do not reflect state & local taxes. Your actual after tax returns depend on your individual tax status and may differ from the results shown above. After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.
[2]	Although you cannot invest directly in an index, investments in ETFs or funds that attempt to mirror an index performance may incur fees and taxes that may cause investment performance to differ from the performance of the underlying index.